Provisions and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2023
Disclosure of other provisions [abstract]
Provisions and Other Non-Current Liabilities
Note 15: Provisions and Other
Non-Current
Liabilities

	June 30,	December 31,

	2023	2022
Net defined benefit plan obligations	521	526
Deferred compensation and employee incentives	76	72
Provisions	73	86

Other non-current liabilities	5	7

Total provisions and other non-current liabilities	675	691